FINANCIAL RISK MANAGEMENT - Allowances for Direct and Indirect Loan Losses and its Estimations (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial risks management [Line Items]
Allowance account for credit losses of financial assets	S/ 10,435,623	S/ 5,507,759
Optimistic
Disclosure of financial risks management [Line Items]
Allowance account for credit losses of financial assets	10,100,156	5,426,608
Base Case
Disclosure of financial risks management [Line Items]
Allowance account for credit losses of financial assets	10,460,012	5,509,729
Pessimistic
Disclosure of financial risks management [Line Items]
Allowance account for credit losses of financial assets	S/ 11,018,666	S/ 5,584,965